Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Equity Dividend V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
L3Harris Technologies, Inc. ............ 34,515 $ 6,009,752
RTX Corp. ....................... 28,045 2,018,398
8,028,150
Automobile Components — 0.4%
Lear Corp. ....................... 9,019 1,210,350
Automobiles — 1.8%
General Motors Co. ................. 160,088 5,278,101
Banks — 10.1%
Bank of America Corp. ............... 54,587 1,494,592
Citigroup, Inc. ..................... 185,422 7,626,407
Citizens Financial Group, Inc. .......... 72,324 1,938,283
First Citizens BancShares, Inc., Class A .... 4,694 6,478,189
JPMorgan Chase & Co. .............. 28,477 4,129,735
Wells Fargo & Co. .................. 206,269 8,428,151
30,095,357
Beverages — 0.7%
Constellation Brands, Inc., Class A ....... 8,943 2,247,644
Building Products — 0.5%
Allegion plc ....................... 14,266 1,486,517
Capital Markets — 2.3%
Carlyle Group, Inc. (The) .............. 64,769 1,953,433
Goldman Sachs Group, Inc. (The) ....... 2,300 744,211
Intercontinental Exchange, Inc. ......... 14,314 1,574,826
Raymond James Financial, Inc. ......... 25,438 2,554,739
6,827,209
Chemicals — 1.1%
CF Industries Holdings, Inc. ............ 3,186 273,168
International Flavors & Fragrances, Inc. .... 24,355 1,660,280
PPG Industries, Inc. ................. 11,400 1,479,720
3,413,168
Communications Equipment — 2.2%
Cisco Systems, Inc. ................. 120,931 6,501,251
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp. ................ 39,352 4,163,442
Containers & Packaging — 1.3%
Sealed Air Corp. ................... 116,986 3,844,160
Diversified Telecommunication Services — 1.6%
AT&T, Inc. ........................ 126,426 1,898,919
Verizon Communications, Inc. .......... 85,586 2,773,842
4,672,761
Electric Utilities — 2.2%
American Electric Power Co., Inc. ........ 33,177 2,495,574
Exelon Corp. ...................... 44,758 1,691,405
PG&E Corp.
(a)
..................... 143,715 2,318,123
6,505,102
Entertainment — 0.6%
Activision Blizzard, Inc. ............... 18,395 1,722,324
Financial Services — 4.1%
Apollo Global Management, Inc. ......... 9,694 870,133
Equitable Holdings, Inc. .............. 41,489 1,177,873
Fidelity National Information Services, Inc.
(b)
. 107,076 5,918,091
Visa, Inc., Class A
(b)
................. 18,147 4,173,991
12,140,088
Security
Shares
Shares Value
Food Products — 2.8%
Kraft Heinz Co. (The) ................ 220,382 $ 7,413,650
Mondelez International, Inc., Class A ...... 12,020 834,188
8,247,838
Ground Transportation — 0.4%
Union Pacific Corp. ................. 5,726 1,165,985
Health Care Equipment & Supplies — 6.4%
Baxter International, Inc. .............. 172,681 6,516,981
Koninklijke Philips NV
(a)
............... 165,347 3,299,045
Medtronic plc ..................... 80,306 6,292,778
Zimmer Biomet Holdings, Inc. .......... 25,289 2,837,932
18,946,736
Health Care Providers & Services — 8.0%
Cardinal Health, Inc. ................. 57,742 5,013,160
Cencora, Inc. ..................... 8,321 1,497,530
Cigna Group (The) .................. 15,093 4,317,655
Elevance Health, Inc.
(b)
............... 10,231 4,454,782
Humana, Inc. ..................... 3,655 1,778,231
Laboratory Corp. of America Holdings
(b)
.... 33,453 6,725,726
23,787,084
Household Durables — 2.2%
Newell Brands, Inc. ................. 126,435 1,141,708
Panasonic Holdings Corp. ............. 264,100 2,981,101
Sony Group Corp. .................. 28,400 2,322,427
6,445,236
Industrial Conglomerates — 0.4%
Siemens AG (Registered) ............. 7,844 1,120,976
Insurance — 6.8%
Allstate Corp. (The) ................. 16,110 1,794,815
American International Group, Inc. ....... 123,821 7,503,553
Fidelity National Financial, Inc., Class A .... 86,995 3,592,893
First American Financial Corp. .......... 5,404 305,272
Prudential plc ..................... 202,572 2,177,515
Willis Towers Watson plc .............. 23,965 5,007,726
20,381,774
IT Services — 2.6%
Cognizant Technology Solutions Corp., Class A 114,302 7,742,817
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc.
(a)
............... 38,127 1,090,051
Machinery — 1.0%
Fortive Corp. ...................... 11,346 841,419
Komatsu Ltd. ..................... 76,200 2,055,201
2,896,620
Media — 2.7%
Comcast Corp., Class A .............. 133,750 5,930,475
Fox Corp., Class A .................. 71,741 2,238,319
8,168,794
Multi-Utilities — 1.5%
Public Service Enterprise Group, Inc. ..... 33,887 1,928,509
Sempra ......................... 38,386 2,611,400
4,539,909
Oil, Gas & Consumable Fuels — 9.1%
BP plc .......................... 1,175,999 7,580,413
ConocoPhillips .................... 18,081 2,166,104
Enterprise Products Partners LP
(b)
....... 227,797 6,234,804
Shell plc ......................... 274,232 8,691,570
Suncor Energy, Inc. ................. 69,661 2,394,945
27,067,836

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Equity Dividend V.I. Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Personal Care Products — 2.0%
Unilever plc, ADR
(b)
................. 121,893 $ 6,021,514
Pharmaceuticals — 5.2%
AstraZeneca plc ................... 15,612 2,105,817
Bayer AG (Registered) ............... 75,710 3,635,928
Eli Lilly & Co. ..................... 3,747 2,012,626
Novo Nordisk A/S, ADR
(b)
............. 19,532 1,776,240
Sanofi .......................... 54,676 5,870,850
15,401,461
Professional Services — 4.1%
Leidos Holdings, Inc. ................ 65,703 6,055,188
Robert Half, Inc. ................... 10,271 752,659
SS&C Technologies Holdings, Inc. ....... 104,355 5,482,812
12,290,659
Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp. ....................... 23,430 832,937
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 17,599 1,529,353
2,362,290
Software — 1.8%
Microsoft Corp. .................... 16,622 5,248,397
Specialty Retail — 0.6%
Ross Stores, Inc.
(b)
.................. 14,974 1,691,313
Technology Hardware, Storage & Peripherals — 1.6%
Samsung Electronics Co. Ltd., GDR
(c) (d)
.... 3,764 4,735,834
4,735,834
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp., Class A
(b)
.......... 12,574 $ 1,459,716
Tobacco — 1.5%
British American Tobacco plc, ADR
(b)
...... 140,180 4,403,054
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B .... 30,417 1,167,861
Total Long-Term Investments — 95 .8%
(Cost: $ 289,639,550 ) ............................. 284,519,379
Short-Term Securities
Money Market Funds — 13.3%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 12,742,172 12,742,172
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(g)
....................... 26,839,226 26,847,278
Total Short-Term Securities — 13 .3%
(Cost: $ 39,589,439 ) .............................. 39,589,450
Total Investments — 109 .1%
(Cost: $ 329,228,989 ) ............................. 324,108,829
Liabilities in Excess of Other Assets — (9.1) % ............ (26,949,250)
Net Assets — 100.0% ..............................
$ 297,159,579
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 15,577,964 $ — $ (2,835,792)
(a)
$ — $ — $ 12,742,172 12,742,172 $ 511,354 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,605,216 1,235,782
(a)
— 9,269 (2,989) 26,847,278 26,839,226 35,744
(b)
—
$ 9,269 $ (2,989) $ 39,589,450 $ 547,098 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Equity Dividend V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 8,028,150 $ — $ — $ 8,028,150
Automobile Components .................................. 1,210,350 — — 1,210,350
Automobiles .......................................... 5,278,101 — — 5,278,101
Banks ............................................... 30,095,357 — — 30,095,357
Beverages ........................................... 2,247,644 — — 2,247,644
Building Products ....................................... 1,486,517 — — 1,486,517
Capital Markets ........................................ 6,827,209 — — 6,827,209
Chemicals ............................................ 3,413,168 — — 3,413,168
Communications Equipment ................................ 6,501,251 — — 6,501,251
Consumer Staples Distribution & Retail ........................ 4,163,442 — — 4,163,442
Containers & Packaging .................................. 3,844,160 — — 3,844,160
Diversified Telecommunication Services ........................ 4,672,761 — — 4,672,761
Electric Utilities ........................................ 6,505,102 — — 6,505,102
Entertainment ......................................... 1,722,324 — — 1,722,324
Financial Services ...................................... 12,140,088 — — 12,140,088
Food Products ......................................... 8,247,838 — — 8,247,838
Ground Transportation ................................... 1,165,985 — — 1,165,985
Health Care Equipment & Supplies ........................... 15,647,691 3,299,045 — 18,946,736
Health Care Providers & Services ............................ 23,787,084 — — 23,787,084
Household Durables ..................................... 1,141,708 5,303,528 — 6,445,236
Industrial Conglomerates .................................. — 1,120,976 — 1,120,976
Insurance ............................................ 18,204,259 2,177,515 — 20,381,774
IT Services ........................................... 7,742,817 — — 7,742,817
Life Sciences Tools & Services .............................. 1,090,051 — — 1,090,051
Machinery ............................................ 841,419 2,055,201 — 2,896,620
Media ............................................... 8,168,794 — — 8,168,794
Multi-Utilities .......................................... 4,539,909 — — 4,539,909
Oil, Gas & Consumable Fuels ............................... 10,795,853 16,271,983 — 27,067,836
Personal Care Products .................................. 6,021,514 — — 6,021,514
Pharmaceuticals ....................................... 3,788,866 11,612,595 — 15,401,461
Professional Services .................................... 12,290,659 — — 12,290,659
Semiconductors & Semiconductor Equipment .................... 2,362,290 — — 2,362,290
Software ............................................. 5,248,397 — — 5,248,397

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Equity Dividend V.I. Fund
5
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 1,691,313 $ — $ — $ 1,691,313
Technology Hardware, Storage & Peripherals .................... — 4,735,834 — 4,735,834
Textiles, Apparel & Luxury Goods ............................ 1,459,716 — — 1,459,716
Tobacco ............................................. 4,403,054 — — 4,403,054
Wireless Telecommunication Services ......................... 1,167,861 — — 1,167,861
Short-Term Securities
Money Market Funds ...................................... 12,742,172 — — 12,742,172
$ 250,684,874 $ 46,576,677 $ — $ 297,261,551
Investments Valued at NAV
(a)
...................................... 26,847,278
$ 324,108,829
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
Fair Value Hierarchy as of Period End (continued)